Nature of Business and Continuance of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Continuance of Operations
1.	Nature of Business and Continuance of Operations

Longbau Group, Inc. (the “Company”) was incorporated in the State of Delaware on December 23, 2013. The Company owns 100% of Longbau Group Limited, which was incorporated in Hong Kong on February 14, 2014. The Company is focusing its business on consultancy for deferred preneed funeral and cemetery receipts held in trust, preneed cemetery activities, preneed funeral activities, preneed funeral and cemetery, burial vaults, cemetery property, and cemetery property revenue.

In September 2014, the Company established Longbau Management Consulting LLC (“Longbau Taiwan”) in Taiwan to provide death care consulting service and sell death care products in Taiwan. Longbau Taiwan is 100% owned by Longbau Group Limited. In 2015, the Company started to sell supplies for funerals and plans to add additional funeral services for the Taiwanese market.

1.	Nature of Business and Continuance of Operations

Longbau Group, Inc. (the “Company”) was incorporated in the State of Delaware on December 23, 2013. The Company owns 100% of Longbau Group Limited, which was incorporated in Hong Kong on February 14, 2014. The Company is focusing its business on consultancy for deferred preneed funeral and cemetery receipts held in trust, preneed cemetery activities, preneed funeral activities, preneed funeral and cemetery, burial vaults, cemetery property, and cemetery property revenue. The Company plans to sell death care products and services in Hong Kong, Taiwan and China.

In September 2014, the Company established Longbau Management Consulting LLC (“Longbau Taiwan”) in Taiwan to provide death care consulting service and sell death care products in Taiwan. Longbau Taiwan is 100% owned by Longbau Group Limited.